STATEMENT OF OPERATIONS	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
CC NEUBERGER PRINCIPAL HOLDINGS I
Operating expenses
General and administrative expenses	$ 3,889,134
Loss from operations	(3,889,134)
Net gain from investments held in Trust Account	49,527
Net loss	$ (3,839,607)
CC NEUBERGER PRINCIPAL HOLDINGS I | Class A common stock
Operating expenses
Weighted average shares outstanding | shares	41,400,000
Basic and diluted net loss per share | $ / shares	$ 0.00
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock
Operating expenses
Weighted average shares outstanding | shares	15,350,000
Basic and diluted net loss per share | $ / shares	$ (0.25)